Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$

Outstanding, January 1, 2014	7,665,500	2.20	2.65	7.74	263,617
Granted	177,600	2.20	34.57
Exercised	(2,939,863)	2.20
Forfeited	(35,000)	2.20

Outstanding, December 31, 2014	4,868,237	2.20	3.77	6.89	166,299

Vested and expected to vest at December 31, 2014	4,818,877	2.20	3.73	6.87	164,613

Exercisable as of December 31, 2014	2,149,037	2.20	2.52	6.53	73,411

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2014 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$

Outstanding, January 1, 2014	400,000	12.38
Granted	507,063	37.30
Vested	(101,063)	12.64
Forfeited	(11,000)

Outstanding, December 31, 2014	795,000	27.87

Expected to vest, December 31, 2014	795,000	27.87

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2012	2013	2014

Fair value of ordinary share	US$3.70	US$4.58-US$11.64	US$36.62
Risk-free interest rates	1.73%	2.07%-2.60%	2.909%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility	60.40%	53.70%-55.49%	53.5%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$2.36	US$3.03-US$9.69	US$34.52-US$34.59

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options granted to employees recognized for the year ended December 31, 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	6,553	6,534	8,048	1,298
Sales and marketing expenses	4,177	4,375	14,644	2,360
General and administrative expenses	15,734	11,738	20,557	3,313
Product development expenses	2,678	2,961	13,417	2,162

	29,142	25,608	56,666	9,133

Employees and Directors [Member]
Summary of Company's Employee Share Option Activity

The following table summarizes the options granted to employees and directors during the years ended December 31, 2012, 2013 and 2014.

Grant Date	Contractual Terms	Number of Awards	Exercise Price (US$)	Vesting Schedule
July 1, 2012	10 years	120,000	2.20	(a)
May 27, 2013	10 years	560,000	2.20	(b)
October 22, 2013	10 years	78,000	2.20	(b)
October 22, 2013	10 years	150,000	2.20	(c)
January 16, 2014	10 years	57,600	2.20	(d)
January 16, 2014	10 years	120,000	2.20	(e)

As of December 31, 2014, share-based awards to purchase 5,663,237 Class A ordinary shares were outstanding and share-based awards to purchase 2,488,937 Class A ordinary shares were available for future grant under the 2011 Plan and 2013 Plan, respectively.

(a)	25% of the awards have vested on each of July 1, 2013 and 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2016.
(b)	25% of the awards have vested on January 1, 2014 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
(c)	25% of the awards have vested on July 1, 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2017.
(d)	25% of the awards have vested on January 16, 2014 and the remainder of the awards will vest on an annual basis each January 16, thereafter, until January 16, 2017.
(e)	25% of the awards will vest on January 1, 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2018.

Employees [Member]
Schedule of Restricted Shares Activity

The following table summarizes the restricted shares granted till December 31, 2014.

Grant Date	Vesting Schedule	Number of Awards	Fair Value per Share at the Grant date (US$)
November 4, 2013	(a)	400,000	12.38
May 8, 2014	(b)	100,000	29.00
October 9, 2014	(c)	406,000	39.35
December 9, 2014	(d)	1,063	36.71

(a)	25% of the awards have vested on September 29, 2014 and the remainder of the awards will vest on an annual basis each September 29, thereafter, until September 29, 2017.
(b)	The restricted shares granted on May 8, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(c)	The restricted shares granted on October 9, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from January 1, 2015 to October 1, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(d)	The restricted shares granted on December 9, 2014 fully vested on the grant date.